SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information (Tables) [Abstract]
Schedule of Segment Reporting Information, by Segment
SEGMENT INFORMATION
(Dollars in millions)
	Years ended December 31,
	2011			2010			2009
REVENUES
SDG&E		$3,373	34%		$3,049	34%	$2,916	36%
SoCalGas		3,816	38		3,822	43	3,355	41
Sempra South American Utilities		1,080	11		1	―	1	―
Sempra Mexico		734	7		825	9	752	9
Sempra Renewables		22	―		9	―	4	―
Sempra Natural Gas		1,632	16		2,009	22	1,594	20
Adjustments and eliminations		―	―		(3)	―	(2)	―
Intersegment revenues(1)		(621)	(6)		(709)	(8)	(514)	(6)
Total		$10,036	100%		$9,003	100%	$8,106	100%
INTEREST EXPENSE
SDG&E		$142			$136		$104
SoCalGas		69			66		68
Sempra South American Utilities		34			8		17
Sempra Mexico		20			21		19
Sempra Renewables		13			7		2
Sempra Natural Gas		80			92		60
All other		234			242		235
Intercompany eliminations(2)		(127)			(136)		(138)
Total		$465			$436		$367
INTEREST INCOME
SDG&E	$	―		$	―		$1
SoCalGas		1			1		3
Sempra South American Utilities		22			7		9
Sempra Mexico		9			5		―
Sempra Natural Gas		34			36		27
All other		1			4		7
Intercompany eliminations(2)		(41)			(37)		(26)
Total		$26			$16		$21
DEPRECIATION AND AMORTIZATION
SDG&E		$422	43%		$381	44%	$329	42%
SoCalGas		331	34		309	36	293	38
Sempra South American Utilities		40	4		―	―	―	―
Sempra Mexico		62	6		61	7	53	7
Sempra Renewables		6	1		2	―	1	―
Sempra Natural Gas		103	11		96	11	82	11
All other		12	1		17	2	17	2
Total		$976	100%		$866	100%	$775	100%
INCOME TAX EXPENSE (BENEFIT)
SDG&E		$237			$173		$177
SoCalGas		143			176		144
Sempra South American Utilities		42			―		(13)
Sempra Mexico		48			52		69
Sempra Renewables		(28)			(24)		(6)
Sempra Natural Gas		72			44		28
All other		(120)			(288)		23
Total		$394			$133		$422

SEGMENT INFORMATION (Continued)
(Dollars in millions)
	At December 31 or for the years ended December 31,
	2011		2010		2009
EARNINGS (LOSSES)
SDG&E(3)	$431	32%	$369	52%	$344	31%
SoCalGas(3)	287	22	286	40	273	24
Sempra South American Utilities	425	32	69	10	69	6
Sempra Mexico	205	15	138	20	164	15
Sempra Renewables	7	―	9	1	(8)	(1)
Sempra Natural Gas	115	9	71	10	39	4
All other	(139)	(10)	(233)	(33)	238	21
Total	$1,331	100%	$709	100%	$1,119	100%
ASSETS
SDG&E	$13,555	41%	$12,077	40%	$10,229	36%
SoCalGas	8,475	25	7,986	26	7,287	26
Sempra South American Utilities	2,981	9	796	3	695	2
Sempra Mexico	2,914	9	2,846	10	2,309	8
Sempra Renewables	1,210	4	599	2	350	1
Sempra Natural Gas	5,738	17	6,132	20	5,533	19
All other	538	2	1,898	6	3,008	11
Intersegment receivables	(2,162)	(7)	(2,103)	(7)	(910)	(3)
Total	$33,249	100%	$30,231	100%	$28,501	100%
EXPENDITURES FOR PROPERTY, PLANT & EQUIPMENT
SDG&E	$1,831	64%	$1,210	59%	$955	50%
SoCalGas	683	24	503	24	480	25
Sempra South American Utilities	110	4	―	―	―	―
Sempra Mexico	16	―	15	1	77	4
Sempra Renewables	248	9	123	6	10	1
Sempra Natural Gas	157	6	207	10	386	20
All other	4	―	4	―	4	―
Intercompany eliminations(4)	(205)	(7)	―	―	―	―
Total	$2,844	100%	$2,062	100%	$1,912	100%
GEOGRAPHIC INFORMATION
Long-lived assets:
United States	$21,398	85%	$19,843	87%	$19,859	88%
Mexico	2,196	9	2,217	10	1,954	9
South America	1,542	6	705	3	780	3
Total	$25,136	100%	$22,765	100%	$22,593	100%

Revenues:
United States	$8,135	81%	$8,118	90%	$7,476	92%
South America	1,080	11	1	―	1	―
Mexico	821	8	884	10	629	8
Total	$10,036	100%	$9,003	100%	$8,106	100%
(1)		Revenues for reportable segments include intersegment revenues of:
$6 million, $53 million, $300 million and $262 million for 2011, $6 million, $44 million, $327 million and $332 million for 2010, and $7 million, $43 million, $354 million and $110 million for 2009 for SDG&E, SoCalGas, Sempra Mexico and Sempra Natural Gas, respectively.
(2)		Prior year amounts have been revised to present amounts after eliminations between Parent and corporate entities.
(3)		After preferred dividends.
(4)		Amount represents elimination of intercompany sale of El Dorado power plant in 2011, as discussed in Note 14.